Other Income (Expense) - Summary of Other Income (Expense) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income [line items]
Interest income		$ 34,862	$ 6,321
Foreign exchange gain (loss)		51	890
Gain (loss) on fair value adjustment of share purchase warrants held	[1]	(31)	(1,033)
Other	[1]	(2,927)	818
Total other income (expense)		34,271	7,449
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments	[2]	$ 2,316	$ 453

[1]	FVTNE refers to Fair Value Through Net Earnings
[2]	FVTOCI refers to Fair Value through Other Comprehensive Income